Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.0%
		Australia—4.1%
210,000		DEXUS	$1,049,477
275,000		Glencore PLC	1,464,518
175,000		Orica Ltd.	1,779,676
260,000		Santos Ltd.	1,293,255
235,000		Steadfast Group Ltd.	857,966
250,000		Treasury Wine Estates Ltd.	1,888,158
		TOTAL	8,333,050
		Austria—0.5%
30,000		Erste Group Bank AG	1,070,386
		Brazil—1.5%
240,000		Raia Drogasil SA	1,331,812
300,000		Totvs SA	1,680,516
		TOTAL	3,012,328
		Canada—7.9%
100,000	[1]	CAE, Inc.	2,411,930
60,000		Cameco Corp.	2,220,248
30,000		Dollarama, Inc.	1,945,160
100,000	[1]	Fusion Pharmaceuticals, Inc.	298,000
10,500	[1]	Kinaxis, Inc.	1,294,394
130,000		Pason Systems, Inc.	1,337,330
60,000		The North West Company Fund	1,354,352
75,000		TMX Group, Inc.	1,659,636
37,000		Tourmaline Oil Corp.	1,897,373
200,000		Whitecap Resources, Inc.	1,635,583
		TOTAL	16,054,006
		Cayman Islands—0.4%
60,000		Patria Investments Ltd.	865,200
		Denmark—0.8%
18,000		Royal Unibrew A/S	1,575,503
		Finland—0.8%
135,000		Metso Corp.	1,554,826
		France—8.9%
55,000		Accor SA	1,967,265
75,000		Alstom SA	2,065,198
9,000		Capgemini SE	1,672,898
30,000		Edenred	1,911,008
64,000	[1]	Forvia	1,355,845
9,000		Gecina SA	961,338
12,000		Nexans SA	985,489
6,000		Remy Cointreau SA	927,352
35,000		Renault SA	1,414,451
45,000		SCOR SE	1,400,394
6,000	[1]	Silicon-On-Insulator Technologies (SOITEC)	1,097,577
7,000	[1]	Store Electronic	830,190
10,000		Teleperformance	1,384,023
		TOTAL	17,973,028

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—6.3%
30,000		Aixtron SE	$1,141,801
40,000		CTS Eventim AG	2,494,086
30,000		Fielmann Group AG	1,408,712
107,000	[1]	FinTech Group AG	938,669
25,000		Heidelberg Materials AG	2,013,790
9,000		MTU Aero Engines AG	2,106,167
9,500		Rheinmetall AG	2,588,766
		TOTAL	12,691,991
		India—0.8%
150,000		Varun Beverages Ltd.	1,629,428
		Ireland—2.3%
114,000		Bank of Ireland Group PLC	1,136,903
7,000	[1]	ICON PLC	1,819,580
39,500		Smurfit Kappa Group PLC	1,660,689
		TOTAL	4,617,172
		Israel—0.7%
7,000	[1]	NICE Ltd., ADR	1,363,600
		Italy—3.6%
267,000		Banco BPM SpA	1,278,635
15,000		Brunello Cucinelli SpA	1,240,300
150,000		Davide Campari-Milano NV	1,959,911
25,000		Moncler SpA	1,694,279
160,000	[1]	Nexi SpA	1,147,902
		TOTAL	7,321,027
		Japan—18.0%
45,000		Aisin Seiki Co.	1,500,798
35,000		Asahi Group Holdings Ltd.	1,363,132
40,000		Asics Corp.	1,450,748
45,000		Azbil Corp.	1,498,316
52,200		Daifuku Co.	965,994
10,500		Disco Corp.	2,072,279
21,000		Horiba Ltd.	1,091,777
45,000		IHI Corp.	1,120,558
1,720		Japan Hotel REIT Investment Corp.	872,058
25,000		Kikkoman Corp.	1,443,609
20,000		Kusuri No Aoki Holdings Co. Ltd.	1,251,023
56,000		Nabtesco Corp.	1,059,531
500		Nippon Prologis REIT, Inc.	1,006,248
80,000		Nippon Sanso Holdings Corp.	1,929,333
12,000		Nitori Holdings Co., Ltd.	1,370,915
80,000		Pan Pacific International Holdings Corp.	1,595,078
80,000	[1]	Park 24 Co. Ltd.	1,129,636
300,000		Resona Holdings, Inc.	1,589,599
18,000		Rohm Co. Ltd.	1,504,536
50,000		Seiko Corp.	923,010
80,000		Shoei Co. Ltd.	1,352,316
70,000		Simplex Holdings, Inc.	1,378,900
30,000		Sompo Japan Nipponkoa Holdings, Inc.	1,306,186
30,000		Technopro Holdings, Inc.	735,203
125,000		Topcon Corp.	1,506,518

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
70,000		Toyo Tire & Rubber Co. Ltd.	$1,053,990
35,000		Unicharm Corp.	1,396,720
28,000		Yamaha Corp.	862,755
		TOTAL	36,330,766
		Macau—0.6%
1,000,000	[1]	MGM China Holdings Ltd.	1,252,057
		Mexico—3.5%
500,000		Becle SA de CV	1,349,521
200,000		Fomento Economico Mexicano, SA de C.V.	2,239,231
90,000		Gruma SA, Class B	1,497,070
50,000		Grupo Aeroportuario del Pacifico SA, Class B	914,284
300,000		Prologis Property Mexico SA de CV	1,051,465
		TOTAL	7,051,571
		Netherlands—4.0%
26,000		Akzo Nobel NV	2,110,985
3,600	[1]	Argenx SE, ADR	1,808,964
3,500		ASM International NV	1,686,628
12,000		BE Semiconductor Industries N.V.	1,378,422
16,000		Euronext NV	1,153,064
		TOTAL	8,138,063
		New Zealand—0.7%
17,000	[1]	Xero Ltd.	1,376,481
		Norway—1.4%
200,000		Norsk Hydro ASA	1,109,945
125,000		Subsea 7 SA	1,621,907
		TOTAL	2,731,852
		Poland—0.6%
14,000	[1]	Dino Polska SA	1,281,145
		Singapore—1.3%
400,000	[1]	Grab Holdings Ltd.	1,508,000
21,000		STMicroelectronics NV	992,759
		TOTAL	2,500,759
		South Africa—0.8%
115,000		Clicks Group, Ltd.	1,659,653
		South Korea—0.9%
13,000	[1]	Delivery Hero SE	475,415
45,000		Hana Financial Holdings	1,344,551
		TOTAL	1,819,966
		Spain—2.3%
900,000		Banco de Sabadell SA	1,040,061
35,000		Cellnex Telecom SA	1,338,299
85,000		Cia de Distribucion Integral Logista Holdings SA	2,299,468
		TOTAL	4,677,828
		Sweden—2.1%
15,000		Evolution AB	1,620,610
80,000	[1,2]	Swedish Orphan Biovitrum AB	1,549,185
40,000		Thule Group AB/The	1,150,011
		TOTAL	4,319,806
		Switzerland—3.1%
44,700		Adecco Group AG	1,929,088

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—continued
22,000		Julius Baer Gruppe AG	$1,526,730
3,150		Lonza Group AG	1,738,145
2,700		Tecan AG	1,076,373
		TOTAL	6,270,336
		Thailand—0.9%
950,000		Central Pattana PCL, GDR	1,863,240
		United Kingdom—11.7%
65,000		Allfunds UK Ltd.	385,241
25,000		Ashtead Group PLC	1,745,339
100,000		Britvic	1,111,425
50,000		Burberry Group PLC	1,381,555
55,000		Diploma PLC	2,177,397
300,000	[1]	Dowlais Group PLC	430,509
65,000		Entain Plc	953,113
45,000		Greggs PLC	1,403,939
100,000		IMI PLC	1,896,996
80,000	[1]	Manchester United PLC- CL A	1,824,800
250,000		Melrose Industries PLC	1,618,870
600,000	[1]	Rolls-Royce Holdings PLC	1,681,942
10,000		Spirax-Sarco Engineering PLC	1,280,416
325,000	[1]	SSP Group PLC	967,511
110,000		TechnipFMC PLC	2,094,400
140,000		Unite Group PLC	1,660,991
150,000	[1]	Watches of Switzerland Group PLC	1,100,067
		TOTAL	23,714,511
		United States—1.5%
12,000		BRP, Inc.	917,673
8,000		Ferguson PLC	1,294,871
15,000	[1,2]	Moonlake Immunotherapeutics	863,550
		TOTAL	3,076,094
		TOTAL COMMON STOCKS (IDENTIFIED COST $161,090,911)	186,125,673
		RIGHTS—0.0%
80,000	[1]	Swedish Orphan Biovitrum AB, Rights (IDENTIFIED COST $0)	72,266
		INVESTMENT COMPANIES—9.8%
2,146,983		Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3]	2,146,983
17,605,315		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[3]	17,605,315
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,747,016)	19,752,298
		TOTAL INVESTMENT IN SECURITIES—101.8% (IDENTIFIED COST $180,837,927)	205,950,237
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[4]	(3,615,323)
		TOTAL NET ASSETS—100%	$202,334,914

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2023, were as follows:
Fusion Pharmaceuticals, Inc.
Health Care
Value as of 11/30/2022	$227,000
Purchases at Cost	—
Proceeds from Sales	—
Change in Unrealized Appreciation/Depreciation	71,000
Net Realized Gain/(Loss)	—
Value as of 8/31/2023	$298,000
Shares Held as of 8/31/2023	100,000
Dividend Income	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2022	$3,291,854	$10,416,722	$13,708,576
Purchases at Cost	34,469,955	$59,649,641	94,119,596
Proceeds from Sales	$(35,614,826)	$(52,464,621)	(88,079,447)
Change in Unrealized Appreciation/Depreciation	—	$3,038	$3,038
Net Realized Gain/(Loss)	—	$535	$535
Value as of 08/31/2023	$2,146,983	$17,605,315	$19,752,298
Shares Held as of 08/31/2023	2,146,983	17,605,315	19,752,298
Dividend Income	$27,707	$394,018	$421,725
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2023, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities on Loan	Collateral Received
$2,094,274	$2,146,983

7-day net yield.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Director’s oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$39,183,672	$146,942,001	$—	$186,125,673
Rights	72,266	—	—	72,266
Investment Companies	19,749,377	—	—	19,749,377
TOTAL SECURITIES	$59,005,315	$146,942,001	$—	$205,947,316
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust